Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
April 30, 2024
XS6-NPRT1-0624
1.967968.110
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,351,175	39,711,346
Frontier Communications Parent, Inc. (a)(b)	80,309	1,858,350
GCI Liberty, Inc. Class A (Escrow) (c)	30,220	0
Iridium Communications, Inc.	2,558	78,761
Verizon Communications, Inc.	1,382,048	54,577,076
		96,225,533
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (b)	80,812	236,779
Electronic Arts, Inc.	88,837	11,266,308
Liberty Media Corp. Liberty Formula One:
Class A	7,766	483,589
Class C	63,666	4,454,710
Liberty Media Corp. Liberty Live:
Class C	15,329	572,078
Series A	6,428	230,508
Live Nation Entertainment, Inc. (a)	39,743	3,533,550
Madison Square Garden Sports Corp. (a)	6,098	1,133,740
Playtika Holding Corp.	1,102	7,990
Roku, Inc. Class A (a)	35,912	2,070,686
Take-Two Interactive Software, Inc. (a)	54,122	7,729,163
The Walt Disney Co.	600,553	66,721,438
Warner Bros Discovery, Inc. (a)	723,156	5,322,428
		103,762,967
Interactive Media & Services - 0.1%
IAC, Inc. (a)	24,318	1,156,564
Match Group, Inc. (a)	8,821	271,863
TripAdvisor, Inc. (a)	35,206	926,974
Zoominfo Technologies, Inc. (a)	47,535	753,905
		3,109,306
Media - 1.1%
Cable One, Inc. (b)	1,691	666,000
Comcast Corp. Class A	1,293,697	49,302,793
Fox Corp.:
Class A	80,543	2,497,638
Class B	43,391	1,244,454
Interpublic Group of Companies, Inc.	126,497	3,850,569
Liberty Broadband Corp.:
Class A (a)	4,394	220,271
Class C (a)	30,287	1,506,173
Liberty Media Corp. Liberty SiriusXM	50,013	1,203,313
Liberty Media Corp. Liberty SiriusXM Class A	24,717	594,691
News Corp.:
Class A	125,183	2,979,355
Class B	37,918	930,508
Nexstar Media Group, Inc. Class A	6,959	1,113,858
Omnicom Group, Inc.	64,748	6,011,204
Paramount Global:
Class A (b)	3,101	64,160
Class B (b)	189,085	2,153,678
Sirius XM Holdings, Inc. (b)	211,071	620,549
The New York Times Co. Class A	52,975	2,279,514
		77,238,728
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	160,714	26,384,417
TOTAL COMMUNICATION SERVICES		306,720,951
CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.2%
Aptiv PLC (a)	88,832	6,307,072
BorgWarner, Inc.	76,517	2,507,462
Gentex Corp.	76,862	2,636,367
Lear Corp.	19,009	2,392,663
Phinia, Inc.	15,360	599,040
QuantumScape Corp. Class A (a)(b)	111,507	604,368
		15,046,972
Automobiles - 0.6%
Ford Motor Co.	1,288,347	15,653,416
General Motors Co.	378,125	16,837,906
Harley-Davidson, Inc.	41,479	1,426,463
Lucid Group, Inc. Class A (a)(b)	244,022	622,256
Rivian Automotive, Inc. (a)(b)	221,839	1,974,367
Thor Industries, Inc. (b)	16,805	1,670,753
		38,185,161
Broadline Retail - 0.2%
eBay, Inc.	159,766	8,234,340
Etsy, Inc. (a)	17,168	1,178,927
Kohl's Corp.	36,192	866,436
Macy's, Inc. (b)	88,755	1,635,755
Nordstrom, Inc. (b)	37,389	710,765
Ollie's Bargain Outlet Holdings, Inc. (a)	13,730	1,004,212
		13,630,435
Distributors - 0.2%
Genuine Parts Co.	46,032	7,236,691
LKQ Corp.	87,407	3,769,864
		11,006,555
Diversified Consumer Services - 0.1%
ADT, Inc.	83,653	543,745
Bright Horizons Family Solutions, Inc. (a)(b)	16,504	1,711,630
Grand Canyon Education, Inc. (a)	7,045	915,991
H&R Block, Inc. (b)	16,537	781,043
Mister Car Wash, Inc. (a)(b)	25,010	167,317
Service Corp. International	29,953	2,147,930
		6,267,656
Hotels, Restaurants & Leisure - 1.3%
Aramark	85,342	2,689,126
Boyd Gaming Corp. (b)	23,158	1,239,185
Caesars Entertainment, Inc. (a)	39,880	1,428,502
Carnival Corp. (a)	326,149	4,833,528
Cava Group, Inc.	3,562	256,250
Darden Restaurants, Inc.	20,849	3,198,445
Doordash, Inc. (a)	22,081	2,854,190
Expedia Group, Inc. (a)	11,695	1,574,498
Hilton Worldwide Holdings, Inc.	44,322	8,743,844
Hyatt Hotels Corp. Class A	14,214	2,114,901
Las Vegas Sands Corp.	8,182	362,954
Marriott Vacations Worldwide Corp.	11,487	1,104,016
McDonald's Corp.	140,590	38,386,694
MGM Resorts International (a)	90,144	3,555,279
Norwegian Cruise Line Holdings Ltd. (a)	105,254	1,991,406
Penn Entertainment, Inc. (a)(b)	49,215	814,016
Planet Fitness, Inc. (a)	14,661	877,314
Royal Caribbean Cruises Ltd. (a)	53,690	7,496,735
Travel+Leisure Co.	12,600	548,604
Vail Resorts, Inc. (b)	11,166	2,114,505
Wyndham Hotels & Resorts, Inc. (b)	24,753	1,819,593
Wynn Resorts Ltd.	31,999	2,932,708
Yum! Brands, Inc.	11,227	1,585,814
		92,522,107
Household Durables - 0.9%
D.R. Horton, Inc.	99,364	14,158,376
Garmin Ltd.	50,422	7,284,466
Leggett & Platt, Inc. (b)	43,583	787,545
Lennar Corp.:
Class A	79,219	12,011,185
Class B	4,574	642,144
Mohawk Industries, Inc. (a)	17,346	2,000,341
Newell Brands, Inc. (b)	124,942	992,039
NVR, Inc. (a)	871	6,479,238
PulteGroup, Inc.	70,298	7,832,603
Tempur Sealy International, Inc.	43,619	2,183,567
Toll Brothers, Inc.	34,053	4,056,053
TopBuild Corp. (a)	9,717	3,932,178
Whirlpool Corp. (b)	17,551	1,664,888
		64,024,623
Leisure Products - 0.1%
Brunswick Corp. (b)	20,662	1,666,184
Hasbro, Inc.	42,865	2,627,625
Mattel, Inc. (a)	115,471	2,115,429
Polaris, Inc. (b)	16,128	1,373,460
		7,782,698
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	19,476	1,421,358
AutoNation, Inc. (a)	9,315	1,501,112
AutoZone, Inc. (a)	934	2,761,278
Bath & Body Works, Inc.	74,177	3,369,119
Best Buy Co., Inc.	54,501	4,013,454
CarMax, Inc. (a)	48,921	3,325,160
Dick's Sporting Goods, Inc.	17,118	3,439,691
GameStop Corp. Class A (a)(b)	87,857	974,334
Gap, Inc.	63,758	1,308,314
Lithia Motors, Inc. Class A (sub. vtg.)	8,877	2,258,131
Lowe's Companies, Inc.	50,636	11,544,502
Murphy U.S.A., Inc.	338	139,871
O'Reilly Automotive, Inc. (a)	2,950	2,989,117
Penske Automotive Group, Inc.	6,415	980,918
Petco Health & Wellness Co., Inc. (a)(b)	27,316	40,974
RH (a)	4,269	1,054,656
Ross Stores, Inc.	7,266	941,310
Valvoline, Inc. (a)	31,409	1,335,511
Victoria's Secret & Co. (a)(b)	13,995	246,592
Wayfair LLC Class A (a)(b)	17,969	901,145
Williams-Sonoma, Inc.	18,213	5,223,124
		49,769,671
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC	5,923	265,173
Capri Holdings Ltd. (a)	37,088	1,315,882
Carter's, Inc. (b)	11,771	805,254
Columbia Sportswear Co. (b)	11,432	910,330
NIKE, Inc. Class B	180,170	16,622,484
PVH Corp.	19,453	2,116,486
Ralph Lauren Corp.	12,894	2,109,974
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	40,589	2,680,903
Tapestry, Inc.	70,337	2,807,853
Under Armour, Inc.:
Class A (sub. vtg.) (a)	62,449	420,282
Class C (non-vtg.) (a)	65,752	428,703
VF Corp. (b)	114,678	1,428,888
		31,912,212
TOTAL CONSUMER DISCRETIONARY		330,148,090
CONSUMER STAPLES - 8.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)(b)	239	66,540
Brown-Forman Corp.:
Class A (b)	3,301	161,980
Class B (non-vtg.)	12,251	586,210
Constellation Brands, Inc. Class A (sub. vtg.)	47,585	12,060,894
Keurig Dr. Pepper, Inc.	312,893	10,544,494
Molson Coors Beverage Co. Class B	57,354	3,284,090
PepsiCo, Inc.	139,801	24,592,394
The Coca-Cola Co.	644,650	39,820,031
		91,116,633
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	124,915	2,548,266
BJ's Wholesale Club Holdings, Inc. (a)	28,541	2,131,442
Casey's General Stores, Inc.	10,459	3,342,487
Dollar Tree, Inc. (a)	67,411	7,971,351
Grocery Outlet Holding Corp. (a)	31,068	806,836
Kroger Co.	214,183	11,861,455
Maplebear, Inc. (NASDAQ)	2,198	75,018
Performance Food Group Co. (a)	26,644	1,808,595
U.S. Foods Holding Corp. (a)	74,338	3,735,485
Walgreens Boots Alliance, Inc.	235,109	4,168,483
Walmart, Inc.	1,406,272	83,462,243
		121,911,661
Food Products - 1.7%
Archer Daniels Midland Co.	175,268	10,281,221
Bunge Global SA (b)	47,478	4,831,361
Campbell Soup Co.	62,756	2,868,577
Conagra Brands, Inc.	156,101	4,804,789
Darling Ingredients, Inc. (a)	51,989	2,202,774
Flowers Foods, Inc.	61,647	1,537,476
Freshpet, Inc. (a)	10,306	1,093,157
General Mills, Inc.	186,465	13,138,324
Hormel Foods Corp.	94,980	3,377,489
Ingredion, Inc.	21,381	2,450,049
Kellanova	85,269	4,933,664
Lamb Weston Holdings, Inc. (b)	2,671	222,601
McCormick & Co., Inc. (non-vtg.)	82,470	6,272,668
Mondelez International, Inc.	446,577	32,126,749
Pilgrim's Pride Corp. (a)	13,438	484,037
Post Holdings, Inc. (a)	16,665	1,768,990
Seaboard Corp.	70	231,708
The Hershey Co.	12,696	2,462,008
The J.M. Smucker Co.	33,691	3,869,411
The Kraft Heinz Co.	263,686	10,180,916
Tyson Foods, Inc. Class A	91,176	5,529,824
WK Kellogg Co.	21,313	497,445
		115,165,238
Household Products - 1.9%
Church & Dwight Co., Inc.	8,349	900,774
Colgate-Palmolive Co.	269,490	24,771,521
Kimberly-Clark Corp.	6,535	892,224
Procter & Gamble Co.	627,809	102,458,429
Reynolds Consumer Products, Inc.	17,744	508,011
Spectrum Brands Holdings, Inc. (b)	9,892	809,858
		130,340,817
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	123,512	1,412,977
Estee Lauder Companies, Inc. Class A	51,703	7,585,347
Kenvue, Inc.	376,472	7,085,203
Olaplex Holdings, Inc. (a)	42,474	59,039
		16,142,566
Tobacco - 1.1%
Altria Group, Inc.	586,567	25,697,500
Philip Morris International, Inc.	509,648	48,385,981
		74,083,481
TOTAL CONSUMER STAPLES		548,760,396
ENERGY - 8.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	327,807	10,693,064
Halliburton Co.	235,621	8,828,719
NOV, Inc.	128,696	2,379,589
Schlumberger Ltd.	467,844	22,213,233
TechnipFMC PLC (b)	142,020	3,638,552
		47,753,157
Oil, Gas & Consumable Fuels - 7.6%
Antero Midstream GP LP (b)	73,929	1,023,177
Antero Resources Corp. (a)	92,765	3,154,938
APA Corp.	31,552	991,995
Chesapeake Energy Corp. (b)	40,603	3,649,398
Chevron Corp.	565,084	91,131,097
ConocoPhillips Co.	393,465	49,427,073
Coterra Energy, Inc.	244,990	6,702,926
Devon Energy Corp.	210,384	10,767,453
Diamondback Energy, Inc.	58,547	11,775,558
DT Midstream, Inc.	31,829	1,979,764
EOG Resources, Inc.	192,984	25,498,976
EQT Corp. (b)	118,289	4,742,206
Exxon Mobil Corp.	1,313,465	155,343,506
Hess Corp.	40,321	6,350,154
HF Sinclair Corp.	52,453	2,845,575
Kinder Morgan, Inc.	643,814	11,768,920
Marathon Oil Corp.	191,631	5,145,292
Marathon Petroleum Corp.	120,759	21,944,325
Occidental Petroleum Corp.	225,591	14,920,589
ONEOK, Inc.	180,461	14,278,074
Ovintiv, Inc.	46,910	2,407,421
Phillips 66 Co.	144,398	20,679,238
Pioneer Natural Resources Co.	76,417	20,580,626
Range Resources Corp. (b)	76,796	2,757,744
Southwestern Energy Co. (a)	359,869	2,695,419
The Williams Companies, Inc.	399,782	15,335,638
Valero Energy Corp.	111,443	17,816,392
		525,713,474
TOTAL ENERGY		573,466,631
FINANCIALS - 22.5%
Banks - 7.4%
Bank of America Corp.	2,263,047	83,755,369
Bank OZK (b)	34,942	1,560,160
BOK Financial Corp.	9,055	803,450
Citigroup, Inc.	628,021	38,516,528
Citizens Financial Group, Inc.	152,632	5,206,278
Columbia Banking Systems, Inc.	68,208	1,282,992
Comerica, Inc.	43,164	2,165,538
Commerce Bancshares, Inc.	39,366	2,152,533
Cullen/Frost Bankers, Inc. (b)	19,418	2,026,074
East West Bancorp, Inc.	46,072	3,431,903
Fifth Third Bancorp	222,770	8,122,194
First Citizens Bancshares, Inc.	3,172	5,350,403
First Hawaiian, Inc.	41,734	880,170
First Horizon National Corp.	182,359	2,720,796
FNB Corp., Pennsylvania	117,437	1,566,610
Huntington Bancshares, Inc.	472,025	6,358,177
JPMorgan Chase & Co.	947,995	181,768,561
KeyCorp	305,690	4,429,448
M&T Bank Corp.	54,284	7,838,067
New York Community Bancorp, Inc. (b)	233,503	618,783
Nu Holdings Ltd. (a)	241,672	2,624,558
Pinnacle Financial Partners, Inc.	24,679	1,892,879
PNC Financial Services Group, Inc.	130,763	20,040,737
Popular, Inc.	23,083	1,961,824
Prosperity Bancshares, Inc.	28,571	1,770,545
Regions Financial Corp.	303,261	5,843,839
Synovus Financial Corp.	47,436	1,697,734
TFS Financial Corp. (b)	16,227	194,886
Truist Financial Corp.	435,454	16,351,298
U.S. Bancorp	511,454	20,780,376
Webster Financial Corp.	56,084	2,458,162
Wells Fargo & Co.	1,182,655	70,155,095
Western Alliance Bancorp.	35,463	2,015,362
Wintrust Financial Corp.	19,956	1,928,548
Zions Bancorporation NA	47,726	1,946,266
		512,216,143
Capital Markets - 5.4%
Affiliated Managers Group, Inc.	10,952	1,709,607
Bank of New York Mellon Corp.	249,583	14,098,944
BlackRock, Inc. Class A	48,814	36,836,997
Blue Owl Capital, Inc. Class A	127,175	2,402,336
Carlyle Group LP	69,204	3,100,339
Cboe Global Markets, Inc.	34,513	6,252,030
Charles Schwab Corp.	486,719	35,992,870
CME Group, Inc.	117,900	24,716,556
Coinbase Global, Inc. (a)	56,213	11,463,517
Evercore, Inc. Class A	11,537	2,093,966
Franklin Resources, Inc.	98,266	2,244,395
Goldman Sachs Group, Inc.	103,586	44,201,182
Houlihan Lokey (b)	15,369	1,959,394
Interactive Brokers Group, Inc.	33,999	3,913,965
Intercontinental Exchange, Inc.	185,875	23,933,265
Invesco Ltd.	119,128	1,688,044
Janus Henderson Group PLC	43,908	1,370,808
Jefferies Financial Group, Inc.	59,413	2,558,324
KKR & Co. LP (b)	164,205	15,282,559
Lazard, Inc. Class A	35,900	1,382,150
Moody's Corp.	4,585	1,697,963
Morgan Stanley	384,115	34,893,007
MSCI, Inc.	12,603	5,870,351
NASDAQ, Inc.	120,952	7,238,977
Northern Trust Corp.	66,383	5,469,295
Raymond James Financial, Inc.	62,095	7,575,590
Robinhood Markets, Inc. (a)	207,542	3,422,368
S&P Global, Inc.	95,402	39,671,014
SEI Investments Co.	32,948	2,172,921
State Street Corp.	98,946	7,172,596
Stifel Financial Corp.	32,071	2,563,114
T. Rowe Price Group, Inc.	72,391	7,931,882
TPG, Inc.	16,738	721,408
Tradeweb Markets, Inc. Class A	24,587	2,500,744
Virtu Financial, Inc. Class A	27,714	601,394
XP, Inc. Class A	97,152	1,988,701
		368,692,573
Consumer Finance - 1.1%
Ally Financial, Inc.	88,764	3,404,099
American Express Co.	128,017	29,959,819
Capital One Financial Corp.	124,439	17,848,286
Credit Acceptance Corp. (a)	2,058	1,057,236
Discover Financial Services	81,881	10,376,779
OneMain Holdings, Inc. (b)	36,795	1,917,387
SLM Corp.	43,501	921,786
SoFi Technologies, Inc. (a)(b)	311,843	2,114,296
Synchrony Financial	132,932	5,846,349
		73,446,037
Financial Services - 4.5%
Affirm Holdings, Inc. (a)(b)	73,859	2,354,625
Berkshire Hathaway, Inc. Class B (a)	601,379	238,585,090
Block, Inc. Class A (a)	113,687	8,299,151
Corebridge Financial, Inc. (b)	74,289	1,973,116
Corpay, Inc. (a)	1,609	486,143
Euronet Worldwide, Inc. (a)	7,174	736,626
Fidelity National Information Services, Inc.	194,323	13,198,418
Fiserv, Inc. (a)	142,533	21,760,513
Global Payments, Inc.	84,637	10,390,884
Jack Henry & Associates, Inc.	16,300	2,651,847
MGIC Investment Corp.	90,349	1,832,278
NCR Atleos Corp.	21,074	420,005
PayPal Holdings, Inc. (a)	33,280	2,260,378
Rocket Companies, Inc. (a)(b)	24,726	303,635
The Western Union Co.	101,908	1,369,644
UWM Holdings Corp. Class A (b)	19,485	122,756
Voya Financial, Inc.	31,744	2,163,671
WEX, Inc. (a)	7,604	1,606,421
		310,515,201
Insurance - 4.0%
AFLAC, Inc.	190,537	15,938,420
Allstate Corp.	86,092	14,640,806
American Financial Group, Inc.	23,478	2,999,315
American International Group, Inc.	230,454	17,355,491
Aon PLC	65,077	18,352,365
Arch Capital Group Ltd. (a)	100,834	9,432,012
Arthur J. Gallagher & Co.	66,414	15,586,702
Assurant, Inc.	17,349	3,025,666
Assured Guaranty Ltd.	17,994	1,380,140
Axis Capital Holdings Ltd.	25,498	1,563,792
Brighthouse Financial, Inc. (a)	18,725	903,481
Brown & Brown, Inc.	47,463	3,870,133
Chubb Ltd.	133,338	33,153,160
Cincinnati Financial Corp.	50,380	5,828,462
CNA Financial Corp.	8,538	375,160
Everest Re Group Ltd.	12,161	4,455,912
Fidelity National Financial, Inc.	85,115	4,213,193
First American Financial Corp.	32,871	1,760,899
Globe Life, Inc.	28,389	2,162,390
Hanover Insurance Group, Inc.	11,643	1,511,494
Hartford Financial Services Group, Inc.	96,899	9,388,544
Kemper Corp.	19,753	1,151,797
Lincoln National Corp.	50,275	1,370,999
Loews Corp.	60,056	4,513,208
Markel Group, Inc. (a)(b)	4,312	6,288,621
Marsh & McLennan Companies, Inc.	32,345	6,450,563
MetLife, Inc.	204,667	14,547,730
Old Republic International Corp.	84,387	2,519,796
Primerica, Inc.	4,002	847,864
Principal Financial Group, Inc.	77,847	6,160,812
Progressive Corp.	48,171	10,031,611
Prudential Financial, Inc.	119,176	13,166,564
Reinsurance Group of America, Inc.	21,813	4,078,813
RenaissanceRe Holdings Ltd. (b)	12,467	2,733,390
RLI Corp.	10,278	1,452,795
The Travelers Companies, Inc.	74,835	15,876,994
Unum Group	63,103	3,199,322
W.R. Berkley Corp.	65,602	5,049,386
White Mountains Insurance Group Ltd.	813	1,445,628
Willis Towers Watson PLC	29,699	7,458,607
		276,242,037
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	227,107	2,078,029
Annaly Capital Management, Inc. (b)	163,997	3,073,304
Rithm Capital Corp. (b)	158,051	1,757,527
Starwood Property Trust, Inc. (b)	96,667	1,833,773
		8,742,633
TOTAL FINANCIALS		1,549,854,624
HEALTH CARE - 14.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	8,106	1,166,859
Amgen, Inc.	56,139	15,378,718
Biogen, Inc. (a)	47,291	10,159,053
BioMarin Pharmaceutical, Inc. (a)	54,161	4,374,042
Exact Sciences Corp. (a)	38,256	2,270,494
Exelixis, Inc. (a)	26,329	617,678
Gilead Sciences, Inc.	410,465	26,762,318
Incyte Corp. (a)	15,816	823,223
Ionis Pharmaceuticals, Inc. (a)	6,493	267,901
Moderna, Inc. (a)	109,122	12,037,248
Regeneron Pharmaceuticals, Inc. (a)	31,372	27,941,786
Repligen Corp. (a)	10,164	1,668,929
Roivant Sciences Ltd. (a)	6,379	69,531
United Therapeutics Corp. (a)	14,811	3,470,662
Vertex Pharmaceuticals, Inc. (a)	7,192	2,825,090
		109,833,532
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	532,685	56,448,629
Baxter International, Inc.	165,919	6,698,150
Becton, Dickinson & Co.	95,099	22,310,225
Boston Scientific Corp. (a)	480,317	34,520,383
Dentsply Sirona, Inc.	69,356	2,081,374
Enovis Corp. (a)(b)	17,204	950,177
Envista Holdings Corp. (a)	53,713	1,057,072
GE Healthcare Technologies, Inc.	126,470	9,642,073
Globus Medical, Inc. (a)(b)	27,839	1,386,104
Hologic, Inc. (a)	75,912	5,751,852
ICU Medical, Inc. (a)	6,632	649,405
Integra LifeSciences Holdings Corp. (a)	22,388	653,058
Medtronic PLC	436,204	35,001,009
QuidelOrtho Corp. (a)	17,481	708,855
Solventum Corp.	45,137	2,934,356
STERIS PLC	32,552	6,658,837
Stryker Corp.	87,028	29,284,922
Tandem Diabetes Care, Inc. (a)	18,219	668,455
Teleflex, Inc.	15,416	3,218,090
The Cooper Companies, Inc.	63,777	5,679,980
Zimmer Biomet Holdings, Inc.	68,926	8,290,419
		234,593,425
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	29,424	2,175,611
agilon health, Inc. (a)(b)	10,489	57,690
Amedisys, Inc. (a)	10,486	965,236
Cardinal Health, Inc.	39,510	4,071,110
Centene Corp. (a)	175,205	12,800,477
Chemed Corp.	1,368	777,024
Cigna Group	87,464	31,228,147
CVS Health Corp.	420,514	28,473,003
Elevance Health, Inc.	67,498	35,678,093
Encompass Health Corp.	30,192	2,517,409
HCA Holdings, Inc.	51,786	16,044,339
Henry Schein, Inc. (a)	42,765	2,962,759
Humana, Inc.	22,712	6,861,068
Laboratory Corp. of America Holdings	27,825	5,603,120
McKesson Corp.	27,059	14,536,365
Molina Healthcare, Inc. (a)	8,645	2,957,455
Premier, Inc.	38,786	809,852
Quest Diagnostics, Inc.	36,753	5,078,530
R1 RCM, Inc. (a)	49,998	614,475
Tenet Healthcare Corp. (a)	33,114	3,718,371
UnitedHealth Group, Inc.	48,539	23,478,314
Universal Health Services, Inc. Class B	19,316	3,292,026
		204,700,474
Health Care Technology - 0.0%
Certara, Inc. (a)	24,861	425,372
Doximity, Inc. (a)(b)	20,803	505,305
Teladoc Health, Inc. (a)(b)	53,939	687,722
		1,618,399
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	17,936	2,457,949
Avantor, Inc. (a)	221,395	5,364,401
Azenta, Inc. (a)	18,015	945,067
Bio-Rad Laboratories, Inc. Class A (a)	6,748	1,820,273
Bio-Techne Corp.	2,933	185,395
Charles River Laboratories International, Inc. (a)	16,651	3,813,079
Danaher Corp.	216,145	53,305,680
Fortrea Holdings, Inc.	29,036	1,062,427
ICON PLC (a)	22,759	6,779,451
Illumina, Inc. (a)	36,430	4,482,712
IQVIA Holdings, Inc. (a)	4,360	1,010,517
Maravai LifeSciences Holdings, Inc. (a)	15,396	126,247
QIAGEN NV	72,516	3,069,602
Revvity, Inc.	40,687	4,169,197
Sotera Health Co. (a)	11,998	134,378
Thermo Fisher Scientific, Inc.	48,650	27,668,228
		116,394,603
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	668,653	29,380,613
Catalent, Inc. (a)	59,004	3,295,373
Elanco Animal Health, Inc. (a)(b)	160,755	2,115,536
Jazz Pharmaceuticals PLC (a)	9,654	1,069,181
Johnson & Johnson	791,477	114,439,659
Merck & Co., Inc.	680,693	87,959,149
Organon & Co. (b)	83,807	1,559,648
Perrigo Co. PLC	44,257	1,445,434
Pfizer, Inc.	1,855,628	47,541,189
Royalty Pharma PLC	121,849	3,375,217
Viatris, Inc.	392,551	4,541,815
		296,722,814
TOTAL HEALTH CARE		963,863,247
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	24,831	2,378,065
Curtiss-Wright Corp.	12,513	3,171,044
General Dynamics Corp.	80,367	23,072,562
General Electric Co.	356,034	57,613,422
HEICO Corp. (b)	1,474	305,708
HEICO Corp. Class A	2,630	436,186
Hexcel Corp.	27,646	1,775,150
Howmet Aerospace, Inc.	124,468	8,308,239
Huntington Ingalls Industries, Inc.	12,858	3,560,766
L3Harris Technologies, Inc.	62,091	13,290,579
Mercury Systems, Inc. (a)(b)	17,530	494,346
Northrop Grumman Corp.	43,794	21,241,404
RTX Corp.	472,265	47,944,343
Spirit AeroSystems Holdings, Inc. Class A (a)	33,920	1,085,440
Textron, Inc.	64,215	5,431,947
The Boeing Co. (a)	160,463	26,932,110
TransDigm Group, Inc.	14,452	18,036,530
Woodward, Inc.	19,628	3,186,802
		238,264,643
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	8,307	589,797
Expeditors International of Washington, Inc.	41,090	4,573,728
FedEx Corp.	76,145	19,933,238
GXO Logistics, Inc. (a)	38,392	1,906,547
United Parcel Service, Inc. Class B	171,947	25,358,744
		52,362,054
Building Products - 1.3%
A.O. Smith Corp.	35,460	2,937,506
Allegion PLC	2,159	262,448
Armstrong World Industries, Inc.	10,186	1,170,168
Builders FirstSource, Inc. (a)	39,806	7,277,333
Carlisle Companies, Inc.	15,878	6,164,634
Carrier Global Corp.	273,479	16,816,224
Fortune Brands Innovations, Inc.	41,471	3,031,530
Hayward Holdings, Inc. (a)(b)	43,421	589,657
Johnson Controls International PLC	223,275	14,528,504
Lennox International, Inc. (b)	10,486	4,859,422
Masco Corp.	73,778	5,050,104
Owens Corning	29,056	4,887,510
The AZEK Co., Inc. (a)	47,107	2,149,963
Trane Technologies PLC	52,696	16,722,549
		86,447,552
Commercial Services & Supplies - 0.5%
Cintas Corp.	3,128	2,059,288
Clean Harbors, Inc. (a)	16,600	3,144,870
Driven Brands Holdings, Inc. (a)	19,907	285,267
MSA Safety, Inc.	10,044	1,811,938
RB Global, Inc.	14,003	1,002,335
Republic Services, Inc.	67,792	12,995,726
Stericycle, Inc. (a)	30,204	1,351,025
Tetra Tech, Inc.	14,237	2,772,229
Veralto Corp.	72,047	6,749,363
Vestis Corp.	38,566	710,386
Waste Management, Inc.	13,484	2,804,942
		35,687,369
Construction & Engineering - 0.3%
AECOM	44,537	4,113,437
EMCOR Group, Inc.	9,953	3,554,913
MasTec, Inc. (a)	20,391	1,808,478
MDU Resources Group, Inc.	66,278	1,637,067
Quanta Services, Inc.	34,768	8,989,614
Valmont Industries, Inc.	6,356	1,301,709
Willscot Mobile Mini Holdings (a)	45,711	1,689,479
		23,094,697
Electrical Equipment - 1.7%
Acuity Brands, Inc. (b)	10,118	2,512,299
AMETEK, Inc.	75,493	13,185,607
Eaton Corp. PLC	130,773	41,619,815
Emerson Electric Co.	187,398	20,197,756
GE Vernova LLC	89,008	13,681,420
Generac Holdings, Inc. (a)	19,640	2,670,254
Hubbell, Inc. Class B	9,563	3,543,283
nVent Electric PLC	53,967	3,889,402
Plug Power, Inc. (a)(b)	171,917	397,128
Regal Rexnord Corp.	21,698	3,501,406
Sensata Technologies, Inc. PLC	49,481	1,895,617
Sunrun, Inc. (a)(b)	70,258	722,955
Vertiv Holdings Co. (b)	104,395	9,708,735
		117,525,677
Ground Transportation - 1.2%
Avis Budget Group, Inc.	3,991	380,941
CSX Corp.	576,003	19,134,820
Hertz Global Holdings, Inc. (a)(b)	43,059	195,918
J.B. Hunt Transport Services, Inc.	21,688	3,525,818
Knight-Swift Transportation Holdings, Inc. Class A	51,230	2,368,363
Landstar System, Inc.	2,381	415,270
Norfolk Southern Corp.	74,599	17,181,642
Old Dominion Freight Lines, Inc.	4,480	814,061
Ryder System, Inc.	14,347	1,748,182
Saia, Inc. (a)	7,753	3,076,623
Schneider National, Inc. Class B	17,585	363,658
U-Haul Holding Co. (a)(b)	442	27,948
U-Haul Holding Co. (non-vtg.) (b)	21,498	1,318,257
Union Pacific Corp.	114,500	27,154,820
XPO, Inc. (a)	37,365	4,015,243
		81,721,564
Industrial Conglomerates - 0.8%
3M Co.	180,546	17,424,494
Honeywell International, Inc.	190,441	36,703,694
		54,128,188
Machinery - 2.7%
AGCO Corp.	20,529	2,344,207
Allison Transmission Holdings, Inc.	26,444	1,944,956
Caterpillar, Inc.	41,890	14,015,137
CNH Industrial NV	320,697	3,655,946
Crane Co.	15,737	2,203,337
Cummins, Inc.	44,707	12,629,280
Deere & Co.	5,500	2,152,755
Donaldson Co., Inc.	23,237	1,677,711
Dover Corp.	45,778	8,207,995
ESAB Corp. (b)	18,506	1,959,415
Flowserve Corp.	42,905	2,023,400
Fortive Corp.	116,066	8,736,288
Gates Industrial Corp. PLC (a)	54,092	953,101
Graco, Inc.	32,401	2,598,560
IDEX Corp.	22,800	5,026,488
Illinois Tool Works, Inc.	18,184	4,438,896
Ingersoll Rand, Inc.	132,835	12,396,162
ITT, Inc. (b)	27,107	3,506,019
Lincoln Electric Holdings, Inc.	1,190	261,241
Middleby Corp. (a)	17,448	2,424,749
Nordson Corp.	18,764	4,844,677
Oshkosh Corp.	21,383	2,400,669
Otis Worldwide Corp.	127,687	11,645,054
PACCAR, Inc.	168,299	17,858,207
Parker Hannifin Corp.	41,948	22,857,885
Pentair PLC	53,827	4,257,177
RBC Bearings, Inc. (a)(b)	9,274	2,267,957
Snap-On, Inc.	17,077	4,575,953
Stanley Black & Decker, Inc.	50,235	4,591,479
Timken Co.	20,055	1,789,307
Westinghouse Air Brake Tech Co.	58,514	9,425,435
Xylem, Inc.	68,567	8,961,707
		188,631,150
Marine Transportation - 0.0%
Kirby Corp. (a)	19,333	2,109,810
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	40,677	1,749,925
American Airlines Group, Inc. (a)	134,045	1,810,948
Delta Air Lines, Inc.	199,876	10,007,791
Southwest Airlines Co.	195,074	5,060,220
United Airlines Holdings, Inc. (a)	107,192	5,516,100
		24,144,984
Professional Services - 0.7%
Automatic Data Processing, Inc.	19,288	4,665,574
Broadridge Financial Solutions, Inc.	6,310	1,220,417
CACI International, Inc. Class A (a)	7,236	2,910,536
Clarivate PLC (a)(b)	151,730	1,025,695
Concentrix Corp. (b)	14,377	785,991
Dayforce, Inc. (a)(b)	44,811	2,750,051
Dun & Bradstreet Holdings, Inc.	89,089	810,710
Equifax, Inc.	12,318	2,712,300
FTI Consulting, Inc. (a)	8,897	1,902,446
Genpact Ltd.	43,612	1,340,633
Jacobs Solutions, Inc.	41,287	5,925,923
KBR, Inc.	27,927	1,813,579
Leidos Holdings, Inc.	44,792	6,280,734
ManpowerGroup, Inc.	15,883	1,198,372
Paycor HCM, Inc. (a)(b)	11,488	199,547
Robert Half, Inc.	33,885	2,342,809
Science Applications International Corp.	17,000	2,187,900
SS&C Technologies Holdings, Inc.	71,310	4,413,376
TransUnion (b)	63,366	4,625,718
		49,112,311
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (b)	33,931	1,704,693
Core & Main, Inc. (a)	56,928	3,214,724
Fastenal Co.	47,040	3,195,898
Ferguson PLC	63,408	13,309,339
MSC Industrial Direct Co., Inc. Class A	15,169	1,384,020
SiteOne Landscape Supply, Inc. (a)(b)	9,885	1,550,858
United Rentals, Inc.	17,654	11,792,695
Watsco, Inc. (b)	8,289	3,711,151
WESCO International, Inc.	14,514	2,217,014
		42,080,392
TOTAL INDUSTRIALS		995,310,391
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.1%
Ciena Corp. (a)	47,251	2,184,414
Cisco Systems, Inc.	1,331,719	62,564,159
F5, Inc. (a)	19,398	3,206,683
Juniper Networks, Inc.	104,437	3,636,496
Lumentum Holdings, Inc. (a)	21,888	957,819
Motorola Solutions, Inc.	4,341	1,472,250
Ubiquiti, Inc.	194	20,871
ViaSat, Inc. (a)(b)	38,221	608,096
		74,650,788
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	95,126	11,488,367
Arrow Electronics, Inc. (a)	17,681	2,257,333
Avnet, Inc.	29,809	1,456,766
CDW Corp.	2,567	620,855
Cognex Corp.	56,669	2,354,030
Coherent Corp. (a)	42,598	2,327,129
Corning, Inc.	249,641	8,333,017
Crane NXT Co. (b)	15,787	960,007
IPG Photonics Corp. (a)	9,838	826,195
Jabil, Inc.	15,220	1,786,219
Keysight Technologies, Inc. (a)	42,577	6,298,841
Littelfuse, Inc.	7,938	1,830,820
TD SYNNEX Corp.	22,220	2,618,405
Teledyne Technologies, Inc. (a)	15,291	5,833,211
Trimble, Inc. (a)	80,851	4,856,720
Vontier Corp. (b)	33,797	1,373,172
Zebra Technologies Corp. Class A (a)	13,772	4,332,120
		59,553,207
IT Services - 1.2%
Akamai Technologies, Inc. (a)	49,011	4,946,680
Amdocs Ltd.	37,764	3,171,798
Cognizant Technology Solutions Corp. Class A	164,760	10,821,437
DXC Technology Co. (a)(b)	63,377	1,235,218
GoDaddy, Inc. (a)(b)	18,206	2,228,050
IBM Corp.	298,399	49,593,914
Kyndryl Holdings, Inc. (a)	74,491	1,464,493
Okta, Inc. (a)	46,951	4,365,504
Twilio, Inc. Class A (a)	46,377	2,777,055
VeriSign, Inc. (a)	27,591	4,676,123
		85,280,272
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	226,880	35,933,254
Analog Devices, Inc.	163,541	32,807,960
Applied Materials, Inc.	42,532	8,448,982
Cirrus Logic, Inc. (a)	17,664	1,564,500
Entegris, Inc.	46,451	6,174,267
First Solar, Inc. (a)	34,923	6,156,925
GlobalFoundries, Inc. (a)(b)	25,735	1,257,927
Intel Corp.	1,385,803	42,225,417
Lam Research Corp.	2,290	2,048,199
Marvell Technology, Inc.	280,531	18,489,798
Microchip Technology, Inc.	50,047	4,603,323
Micron Technology, Inc.	358,897	40,541,005
MKS Instruments, Inc.	21,771	2,590,314
ON Semiconductor Corp. (a)	141,529	9,929,675
Qorvo, Inc. (a)	32,118	3,752,667
Qualcomm, Inc.	46,896	7,777,702
Skyworks Solutions, Inc.	52,178	5,561,653
Teradyne, Inc.	8,427	980,229
Texas Instruments, Inc.	176,482	31,134,954
Universal Display Corp.	8,399	1,326,874
Wolfspeed, Inc. (a)(b)	40,710	1,100,391
		264,406,016
Software - 1.6%
ANSYS, Inc. (a)	4,985	1,619,527
AppLovin Corp. (a)	48,963	3,455,319
Aspen Technology, Inc. (a)	9,009	1,773,602
Bentley Systems, Inc. Class B	4,720	247,942
Bill Holdings, Inc. (a)	33,653	2,098,601
CCC Intelligent Solutions Holdings, Inc. Class A (a)	111,118	1,246,744
Dolby Laboratories, Inc. Class A	19,165	1,488,354
Dropbox, Inc. Class A (a)	9,323	215,921
Gen Digital, Inc.	153,417	3,089,818
Guidewire Software, Inc. (a)(b)	26,759	2,954,194
HashiCorp, Inc. (a)	10,107	328,073
Informatica, Inc. (a)(b)	13,037	403,756
nCino, Inc. (a)	21,039	613,497
NCR Voyix Corp. (a)	42,143	516,252
Nutanix, Inc. Class A (a)	60,346	3,663,002
Oracle Corp.	298,427	33,946,071
PTC, Inc. (a)	17,934	3,182,209
Roper Technologies, Inc.	34,703	17,749,196
Salesforce, Inc.	75,607	20,333,747
SentinelOne, Inc. (a)	68,180	1,440,643
Tyler Technologies, Inc. (a)	3,333	1,538,346
UiPath, Inc. Class A (a)(b)	28,993	549,997
Unity Software, Inc. (a)(b)	57,889	1,404,966
Zoom Video Communications, Inc. Class A (a)	84,613	5,169,854
		109,029,631
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	425,829	7,239,093
HP, Inc.	225,748	6,341,261
NetApp, Inc.	40,692	4,159,129
Pure Storage, Inc. Class A (a)	20,631	1,039,802
Western Digital Corp. (a)	106,415	7,537,374
		26,316,659
TOTAL INFORMATION TECHNOLOGY		619,236,573
MATERIALS - 4.8%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	72,824	17,211,224
Albemarle Corp. (b)	38,423	4,622,671
Ashland, Inc.	16,374	1,560,933
Axalta Coating Systems Ltd. (a)	64,818	2,037,878
Celanese Corp. Class A (b)	32,427	4,981,111
CF Industries Holdings, Inc.	63,163	4,987,982
Corteva, Inc.	231,576	12,535,209
Dow, Inc.	232,320	13,219,008
DuPont de Nemours, Inc.	141,194	10,236,565
Eastman Chemical Co.	38,902	3,673,905
Ecolab, Inc.	18,106	4,094,672
Element Solutions, Inc.	73,217	1,693,509
FMC Corp.	34,867	2,057,502
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	467,513	416,601
Huntsman Corp.	54,355	1,296,910
International Flavors & Fragrances, Inc.	83,797	7,093,416
Linde PLC	144,213	63,592,164
LyondellBasell Industries NV Class A	84,912	8,488,653
NewMarket Corp. (b)	2,046	1,078,078
Olin Corp.	39,387	2,059,152
PPG Industries, Inc.	57,705	7,443,945
RPM International, Inc. (b)	33,755	3,608,747
Sherwin-Williams Co.	13,041	3,907,214
The Chemours Co. LLC	48,763	1,304,410
The Mosaic Co.	106,863	3,354,430
Westlake Corp.	10,615	1,564,226
		188,120,115
Construction Materials - 0.3%
Eagle Materials, Inc.	3,826	959,216
Martin Marietta Materials, Inc.	20,260	11,894,038
Vulcan Materials Co.	33,913	8,737,006
		21,590,260
Containers & Packaging - 0.6%
Amcor PLC	472,750	4,226,385
Aptargroup, Inc.	21,460	3,098,395
Ardagh Metal Packaging SA	3,091	12,209
Avery Dennison Corp.	17,778	3,862,804
Ball Corp.	101,101	7,033,597
Berry Global Group, Inc.	38,043	2,154,756
Crown Holdings, Inc.	34,805	2,856,446
Graphic Packaging Holding Co. (b)	46,458	1,200,939
International Paper Co.	113,633	3,970,337
Packaging Corp. of America	29,031	5,021,782
Sealed Air Corp.	21,017	661,615
Silgan Holdings, Inc.	26,476	1,235,370
Sonoco Products Co.	32,076	1,797,860
WestRock Co.	83,341	3,997,034
		41,129,529
Metals & Mining - 1.1%
Alcoa Corp. (b)	58,314	2,049,154
Cleveland-Cliffs, Inc. (a)(b)	163,405	2,761,545
Freeport-McMoRan, Inc.	469,028	23,423,258
MP Materials Corp. (a)(b)	34,267	548,272
Newmont Corp.	378,718	15,391,100
Nucor Corp.	80,632	13,588,911
Reliance, Inc.	18,738	5,335,083
Royal Gold, Inc. (b)	21,507	2,583,636
SSR Mining, Inc.	66,900	358,584
Steel Dynamics, Inc.	50,003	6,506,390
United States Steel Corp. (b)	72,645	2,651,543
		75,197,476
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. (b)	21,075	1,542,479
TOTAL MATERIALS		327,579,859
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Agree Realty Corp.	32,510	1,860,222
Alexandria Real Estate Equities, Inc.	56,922	6,595,552
American Homes 4 Rent Class A (b)	109,242	3,910,864
Americold Realty Trust	92,984	2,042,858
Apartment Income (REIT) Corp.	48,113	1,846,577
AvalonBay Communities, Inc.	46,513	8,817,469
Boston Properties, Inc.	51,458	3,184,736
Brixmor Property Group, Inc.	98,187	2,169,933
Camden Property Trust (SBI)	34,041	3,393,207
Cousins Properties, Inc.	49,654	1,139,063
Crown Castle, Inc.	126,984	11,908,560
CubeSmart	73,378	2,967,406
Digital Realty Trust, Inc.	99,145	13,759,343
EastGroup Properties, Inc.	15,007	2,331,488
EPR Properties	24,382	989,665
Equinix, Inc.	15,264	10,854,383
Equity Lifestyle Properties, Inc.	39,227	2,364,996
Equity Residential (SBI)	122,417	7,883,655
Essex Property Trust, Inc.	20,948	5,158,445
Extra Space Storage, Inc.	68,638	9,216,711
Federal Realty Investment Trust (SBI)	26,520	2,762,588
First Industrial Realty Trust, Inc.	43,296	1,966,504
Gaming & Leisure Properties	83,929	3,586,286
Healthcare Realty Trust, Inc.	124,589	1,772,901
Healthpeak Properties, Inc.	231,724	4,312,384
Highwoods Properties, Inc. (SBI)	34,196	895,935
Host Hotels & Resorts, Inc.	229,356	4,327,948
Invitation Homes, Inc.	200,574	6,859,631
Iron Mountain, Inc.	47,989	3,720,107
Kilroy Realty Corp.	38,259	1,293,154
Kimco Realty Corp.	215,260	4,010,294
Lamar Advertising Co. Class A	6,550	758,818
Medical Properties Trust, Inc. (b)	195,128	897,589
Mid-America Apartment Communities, Inc.	38,099	4,952,870
National Storage Affiliates Trust	24,692	865,208
Net Lease Office Properties	4,805	109,842
NNN (REIT), Inc.	59,510	2,411,940
Omega Healthcare Investors, Inc.	80,281	2,441,345
Park Hotels & Resorts, Inc.	68,240	1,100,711
Prologis, Inc.	302,963	30,917,374
Public Storage	21,551	5,591,407
Rayonier, Inc.	48,149	1,428,099
Realty Income Corp.	273,004	14,616,634
Regency Centers Corp.	59,274	3,510,206
Rexford Industrial Realty, Inc. (b)	69,049	2,955,988
SBA Communications Corp. Class A	31,684	5,897,026
Simon Property Group, Inc.	83,288	11,704,463
STAG Industrial, Inc.	59,618	2,050,263
Sun Communities, Inc.	31,532	3,510,142
UDR, Inc.	101,625	3,869,880
Ventas, Inc.	131,110	5,805,551
VICI Properties, Inc.	339,433	9,690,812
Vornado Realty Trust	57,976	1,509,115
Welltower, Inc.	181,902	17,331,623
Weyerhaeuser Co.	240,364	7,251,782
WP Carey, Inc.	71,112	3,899,782
		282,981,335
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	99,699	8,662,846
CoStar Group, Inc. (a)	75,631	6,922,505
Howard Hughes Holdings, Inc. (b)	11,043	719,562
Jones Lang LaSalle, Inc. (a)	15,545	2,808,982
Zillow Group, Inc.:
Class A (a)	17,771	746,382
Class C (a)	50,575	2,152,978
		22,013,255
TOTAL REAL ESTATE		304,994,590
UTILITIES - 4.9%
Electric Utilities - 3.2%
Alliant Energy Corp.	83,699	4,168,210
American Electric Power Co., Inc.	172,873	14,872,264
Avangrid, Inc. (b)	23,369	853,670
Constellation Energy Corp.	105,595	19,634,334
Duke Energy Corp.	253,121	24,871,669
Edison International	124,064	8,815,988
Entergy Corp.	69,470	7,410,365
Evergy, Inc.	73,070	3,832,522
Eversource Energy	114,410	6,935,534
Exelon Corp.	326,346	12,264,083
FirstEnergy Corp.	178,741	6,852,930
Hawaiian Electric Industries, Inc. (b)	35,937	353,979
IDACORP, Inc.	16,566	1,570,125
NextEra Energy, Inc.	674,106	45,144,879
NRG Energy, Inc.	73,597	5,348,294
OGE Energy Corp.	65,590	2,272,694
PG&E Corp.	668,704	11,441,525
Pinnacle West Capital Corp. (b)	37,148	2,735,950
PPL Corp.	242,243	6,651,993
Southern Co.	357,837	26,301,020
Xcel Energy, Inc.	180,864	9,717,823
		222,049,851
Gas Utilities - 0.1%
Atmos Energy Corp.	49,433	5,828,151
National Fuel Gas Co.	29,142	1,547,440
UGI Corp.	68,536	1,751,780
		9,127,371
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	43,753	1,016,820
Clearway Energy, Inc.:
Class A	11,367	246,778
Class C	26,653	623,147
The AES Corp.	85,304	1,526,942
Vistra Corp.	82,214	6,235,110
		9,648,797
Multi-Utilities - 1.3%
Ameren Corp.	85,948	6,348,979
CenterPoint Energy, Inc.	207,111	6,035,215
CMS Energy Corp.	95,444	5,784,861
Consolidated Edison, Inc.	113,894	10,751,594
Dominion Energy, Inc.	274,434	13,990,645
DTE Energy Co.	67,617	7,459,507
NiSource, Inc.	135,639	3,778,903
Public Service Enterprise Group, Inc.	163,233	11,276,136
Sempra	206,848	14,816,522
WEC Energy Group, Inc.	103,574	8,559,355
		88,801,717
Water Utilities - 0.2%
American Water Works Co., Inc.	63,955	7,822,976
Essential Utilities, Inc. (b)	82,306	3,010,753
		10,833,729
TOTAL UTILITIES		340,461,465
TOTAL COMMON STOCKS (Cost $5,007,265,257)		6,860,396,817

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $996,801)	1,000,000	996,773

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	42,744,290	42,752,839
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	113,917,423	113,928,815
TOTAL MONEY MARKET FUNDS (Cost $156,681,278)		156,681,654

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,164,943,336)	7,018,075,244
NET OTHER ASSETS (LIABILITIES) - (1.9)% (h)	(131,566,288)
NET ASSETS - 100.0%	6,886,508,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	49	Jun 2024	12,414,150	44,965	44,965
CME E-mini S&P MidCap 400 Index Contracts (United States)	46	Jun 2024	13,235,120	141,239	141,239

TOTAL FUTURES CONTRACTS					186,204
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,773.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $1,493,366 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,857,408	529,637,642	495,741,361	365,967	(850)	-	42,752,839	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	153,089,806	162,349,361	201,510,352	178,366	-	-	113,928,815	0.4%
Total	161,947,214	691,987,003	697,251,713	544,333	(850)	-	156,681,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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